Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Net operating loss carryforwards, federal	$ 97,000,000
Tax credit carryforwards, federal	7,500,000
Undistributed earnings from our international subsidiaries	287,000
Tax benefit record from stock option	$ 0	$ 0
Minimum
Income Tax Contingency [Line Items]
Federal operating loss carryforwards, expiration year	2023
Federal tax credit carryforward expiration year	2020
Cumulative ownership change percentage	50.00%
Maximum
Income Tax Contingency [Line Items]
Federal operating loss carryforwards, expiration year	2035
Federal tax credit carryforward expiration year	2035